COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Contingencies
The Company may be subject to various claims and legal proceedings which arise in the normal course of business. Management believes that the ultimate resolution of any such matters will not have a material adverse effect on the financial position or results of operations of the Company.

The Company is currently the defendant in a lawsuit alleging that the Company wrongfully diluted the plaintiffs’ equity holdings. The Company settled with the primary plaintiffs in September 2019 for a cash payment of $1.7 million while those defendants forfeited their remaining preferred stock totaling 2,949 shares, representing a combination of Series 1 and Series A preferred shares in the Company and also forfeited 10,540 of common shares in the Company. The remaining plaintiffs are pursuing claims which the Company believes have no merit and will be dismissed.